JPMORGAN TRUST IV

270 Park Avenue

New York, New York 10017

June 14, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of
JPMorgan High Yield Opportunities Fund (the “Fund”)
File No. 811-23117 and 333-208312

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 4 under the 1933Act (Amendment No. 5 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Addition Information for the Fund. The Fund seeks a high level of current income and capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by primarily investing in high yield, high risk corporate debt securities and instruments from developed markets. We are registering Class A, Class C, Select Class and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary